Shareholders' Equity (Details) - Schedule of status of options to employees - Share Option Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Shareholders' Equity (Details) - Schedule of status of options to employees [Line Items]
Number of Options, Beginning balance (in Shares) | shares	2,193,392
Weighted average exercise price, Beginning balance	$ 5.72
Aggregate intrinsic value, Beginning balance (in Dollars) | $	$ 9,263
Weighted average remaining contractual life (years), Beginning Outstanding	6 years 6 months 29 days
Number of Options, Granted (in Shares) | shares	670,324
Weighted average exercise price, Granted	$ 8.28
Number of Options, Exercised (in Shares) | shares	(43,866)
Weighted average exercise price, Exercised	$ 6.42
Aggregate intrinsic value, Exercised	$ 227
Number of Options, Forfeited and cancelled (in Shares) | shares	(92,939)
Weighted average exercise price, Forfeited and cancelled	$ 8.65
Number of Options, Ending balance (in Shares) | shares	2,726,911
Weighted average exercise price, Ending balance	$ 6.25
Aggregate intrinsic value, Ending balance (in Dollars) | $	$ 2,323
Weighted average remaining contractual life (years), Ending Outstanding	6 years 5 months 8 days
Number of Options, Exercisable options (in Shares) | shares	1,642,217
Weighted average exercise price, Exercisable options	$ 5.27
Aggregate intrinsic value, Exercisable options (in Dollars) | $	$ 2,323
Weighted average remaining contractual life (years), Exercisable options	4 years 8 months 4 days
Number of Options, Vested and expected to vest (in Shares) | shares	2,726,911
Weighted average exercise price, Vested and expected to vest	$ 6.25
Aggregate intrinsic value, Vested and expected to vest (in Dollars) | $	$ 2,323
Weighted average remaining contractual life (years), Vested and expected to vest	6 years 5 months 8 days